COMMON STOCK (Details) - Common Stock [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Common Stock [Line Items]
Commitment Fee Shares under agreement		63,333
Commitment Fee Shares Issued at execution		(40,000)
Commitment Fee Shares Issued Subsequent To Execution		(3,120)
Commitment Fee Shares Total activity		(43,120)
Commitment Fee Shares Available for issue at December 31, 2014		20,213
Shares Sold Issued at execution		26,667
Shares Sold Issued subsequent to execution		173,607
Shares Sold Total activity	256,305	200,274
Financing Available under agreement		$ 20,000
Financing Available Issued subsequent to execution		(2,674)
Financing Available Total activity		(2,674)
Financing Available for issue at December 31, 2014		$ 17,326